Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Mar. 29, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
National corporation tax		25.00%	26.00%	28.00%
Inhabitant tax		4.00%	5.00%	5.00%
Deductible enterprise tax		6.00%	8.00%	8.00%
Statutory income tax rate	32.90%	33.50%	35.90%	38.30%
Decrease in provision for income taxes	¥ 7,468		¥ 14,098
Increases in the valuation allowance		¥ (12)	1,819
Percentage of deductible limit of tax carried forward in taxable income	65.00%
Net changes in total valuation allowance		(7,295)	19,945	¥ (11,739)
Increase in valuation allowance		381	5,447	1,308
Decrease in valuation allowance		204	8,364	3,216
Net changes in valuation allowance		177	¥ (2,917)	¥ (1,908)
Net operating loss carryforwards		¥ 539,796
Amended
Income Taxes [Line Items]
Decrease in provision for income taxes	¥ 12
Fiscal Years beginning April 1 ,2014
Income Taxes [Line Items]
Statutory income tax rate			38.30%
From fiscal year beginning on April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate			33.50%
From fiscal years beginning on April 1, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.70%
Percentage of deductible limit of tax carried forward in taxable income	60.00%
From fiscal years beginning on April 1, 2016 | Maximum
Income Taxes [Line Items]
Percentage of deductible limit of tax carried forward in taxable income	55.00%
Tax loss carry-forward, period	10 years
From fiscal years beginning on April 1, 2016 | Minimum
Income Taxes [Line Items]
Tax loss carry-forward, period	9 years
Fiscal years beginning on April 1, 2017
Income Taxes [Line Items]
Statutory income tax rate	31.50%
Tax loss carry-forward, period	10 years
Fiscal years beginning on April 1, 2018
Income Taxes [Line Items]
Statutory income tax rate	31.30%
Percentage of deductible limit of tax carried forward in taxable income	50.00%